John Hancock Global Income Fund

Summary prospectus 12/1/17

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus and other information about the fund, including the Statement of Additional Information and most recent reports, online at jhinvestments.com/Forms/Prospectuses.aspx. You can also get this information at no cost by calling 800-225-5291 (Class A) or 888-972-8696 (Class I and Class R6) or by sending an email request to info@jhinvestments.com. The fund's prospectus and Statement of Additional Information, both dated 12/1/17, as may be supplemented, and most recent financial highlights information included in the shareholder report, dated 7/31/17, are incorporated by reference into this summary prospectus.

TICKERS

A: JYGAX	I: JYGIX	R6: JHRSX

Investment objective

To seek a high level of current income with capital appreciation as a secondary objective.

Fees and expenses

This table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $100,000 in the John Hancock family of funds. Intermediaries may have different policies and procedures regarding the availability of front-end sales charge waivers or CDSC waivers (See Appendix 1 to the prospectus - Intermediary sales charge waivers). More information about these and other discounts is available from your financial representative and on pages 18 to 20 of the prospectus under "Sales charge reductions and waivers" or pages 126 to 132 of the fund's Statement of Additional Information under "Sales charges on Class A and Class C shares."

Shareholder fees (%) (fees paid directly from your investment)	A	I	R6
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00	None	None
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00 (on certain purchases, including those of $1 million or more)	None	None
Small account fee (for fund account balances under $1,000) ($)	20	None	None

Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)	A		I	R6
Management fee	0.78		0.78	0.78
Distribution and service (Rule 12b-1) fees	0.25	[1]	0.00	0.00
Other expenses	0.22		0.22	0.13	[2]
Total annual fund operating expenses	1.25		1.00	0.91
Contractual expense reimbursement[3]	–0.05		–0.05	–0.05
Total annual fund operating expenses after expense reimbursements	1.20		0.95	0.86

1 "Distribution and service (Rule 12b-1) fees" have been restated to reflect the Rule 12b-1 plan fee schedule effective July 1, 2017.

2 "Other expenses," such as expected transfer agency expenses, have been estimated for the first year of operations of the fund's Class R6 shares.

3 The advisor contractually agrees to reduce its management fee by an annual rate of 0.05% of the fund's average daily net assets. This agreement expires on November 30, 2018, unless renewed by mutual agreement of the fund and the advisor based upon a determination that this is appropriate under the circumstances at that time.

Expense example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. Please see below a hypothetical example showing the expenses of a $10,000 investment for the time periods indicated and then assuming you sell all of your shares at the end of those periods. The example assumes a 5% average annual return and that fund expenses will not change over the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expenses ($)	A	I	R6
1 year	517	97	88
3 years	776	313	285
5 years	1,054	548	499
10 years	1,847	1,220	1,115

John Hancock Global Income Fund

Portfolio turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During its most recent fiscal year, the fund's portfolio turnover rate was 84% of the average value of its portfolio.

Principal investment strategies

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in fixed-income and other debt securities issued by U.S. and foreign corporations and foreign governments and their agencies and instrumentalities. Under normal circumstances, the fund will invest at least 40% of its net assets in foreign securities. The fund's fixed-income and debt security holdings typically consist of a wide variety of high-yield and emerging-markets securities.

The fund may invest without limit in higher-risk, below-investment-grade securities (junk bonds), or their unrated equivalents, and other high-yield instruments, including derivatives. Securities in which the fund may invest include, among other things, bonds (including payment-in-kind and zero coupon bonds), debentures, notes, equipment trust certificates, commercial paper, fixed and floating rate loans, loan participations and assignments, preferred stock, mortgage- and asset-backed securities (including transferable private issuer mortgage-backed securities), corporate debt securities, depositary receipts, Rule 144A securities, nonpublicly traded securities, inflation-protected and other index-linked securities, interest-only securities, step-up securities, and obligations of U.S., foreign, and supranational issuers. While some loans are collateralized and senior to an issuer's other debt securities, other loans may be unsecured and/or subordinated. Some loans may be illiquid. The fund may invest in derivative instruments and instruments created to hedge or gain exposure to securities markets, including Treasury, currency, and index futures, as well as interest-rate and credit default swaps (including credit default swaps on securities and credit indexes). The fund seeks capital appreciation through industry, sector, and security selection.

Emerging-markets securities include fixed-income securities and other instruments (including derivatives) that are tied economically to countries with emerging securities markets or whose performance is linked to those markets. A security or instrument is tied economically to an emerging-market country if it is principally traded on the country's securities markets or the issuer is organized or principally operates in the country, derives a majority of its income from its operations within the country or has a majority of its assets within the country. The manager intends to focus most of the fund's investments in Asia, Africa, the Middle East, Latin America, and developing European countries. The fund also may invest in developed markets. Foreign securities may be denominated in foreign currencies or the U.S. dollar.

The manager normally maintains an average portfolio duration of between two and seven years, although the fund may invest in securities of any duration and maturity. Duration is an approximate measure of the sensitivity of a fixed-income security to interest rate risk. Securities with higher durations are generally more sensitive to this risk.

The fund's investment process may result in a high portfolio turnover ratio and increased trading expenses.

Principal risks

An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Many factors affect performance, and fund shares will fluctuate in price, meaning you could lose money. The fund's investment strategy may not produce the intended results.

During periods of heightened market volatility or reduced liquidity, governments, their agencies, or other regulatory bodies, both within the United States and abroad, may take steps to intervene. These actions, which could include legislative, regulatory, or economic initiatives, might have unforeseeable consequences and could adversely affect the fund's performance or otherwise constrain the fund's ability to achieve its investment objective.

The fund's main risks are listed below in alphabetical order. Before investing, be sure to read the additional descriptions of these risks beginning on page 5 of the prospectus.

Credit and counterparty risk. The issuer or guarantor of a fixed-income security, the counterparty to an over-the-counter derivatives contract, or a borrower of fund securities may not make timely payments or otherwise honor its obligations. U.S. government securities are subject to varying degrees of credit risk depending upon the nature of their support. A downgrade or default affecting any of the fund's securities could affect the fund's performance.

Cybersecurity and operational risk. Cybersecurity breaches may allow an unauthorized party to gain access to fund assets, customer data, or proprietary information, or cause a fund or its service providers to suffer data corruption or lose operational functionality. Similar incidents affecting issuers of a fund's securities may negatively impact performance. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

Economic and market events risk. Events in the U.S. and global financial markets, including actions taken by the U.S. Federal Reserve or foreign central banks to stimulate or stabilize economic growth, may at times result in unusually high market volatility, which could negatively impact performance. Reduced liquidity in credit and fixed-income markets could adversely affect issuers worldwide. Banks and financial services companies could suffer losses if interest rates rise or economic conditions deteriorate.

Fixed-income securities risk. A rise in interest rates typically causes bond prices to fall. The longer the average maturity or duration of the bonds held by a fund, the more sensitive it will likely be to interest-rate fluctuations. An issuer may not make all interest payments or repay all or any of the principal borrowed. Changes in a security's credit quality may adversely affect fund performance.

Foreign securities risk. Less information may be publicly available regarding foreign issuers. Foreign securities may be subject to foreign taxes and may be more volatile than U.S. securities. Currency fluctuations and political and economic developments may adversely impact the value of foreign securities. The risks of investing in foreign securities are magnified in emerging markets. Depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk.

John Hancock Global Income Fund

Hedging, derivatives, and other strategic transactions risk. Hedging, derivatives, and other strategic transactions may increase a fund's volatility and could produce disproportionate losses, potentially more than the fund's principal investment. Risks of these transactions are different from and possibly greater than risks of investing directly in securities and other traditional instruments. Under certain market conditions, derivatives could become harder to value or sell and may become subject to liquidity risk (i.e., the inability to enter into closing transactions). Regulatory changes in derivative markets could impact the cost of or the fund's ability to engage in derivative transactions. Derivatives and other strategic transactions that the fund intends to utilize include: credit default swaps, futures contracts, and interest-rate swaps. Futures contracts and swaps generally are subject to counterparty risk. In addition, swaps may be subject to interest-rate and settlement risk, and the risk of default of the underlying reference obligation.

High portfolio turnover risk. Trading securities actively and frequently can increase transaction costs (thus lowering performance) and taxable distributions.

Liquidity risk. The extent (if at all) to which a security may be sold or a derivative position closed without negatively impacting its market value may be impaired by reduced market activity or participation, legal restrictions, or other economic and market impediments. Liquidity risk may be magnified in rising interest rate environments due to higher than normal redemption rates. Widespread selling of fixed-income securities to satisfy redemptions during periods of reduced demand may adversely impact the price or salability of such securities. Periods of heavy redemption could cause the fund to sell assets at a loss or depressed value, which could negatively affect performance. Redemption risk is heightened during periods of declining or illiquid markets.

Loan participations risk. Participations and assignments involve special types of risks, including credit risk, interest-rate risk, counterparty risk, liquidity risk, risks associated with extended settlement, and the risks of being a lender.

Lower-rated and high-yield fixed-income securities risk. Lower-rated and high-yield fixed-income securities (junk bonds) are subject to greater credit quality risk, risk of default, and price volatility than higher-rated fixed-income securities, may be considered speculative, and can be difficult to resell.

Mortgage-backed and asset-backed securities risk.  Mortgage-backed and asset-backed securities are subject to different combinations of prepayment, extension, interest-rate, and other market risks.

Past performance

The following information illustrates the variability of the fund's returns and provides some indication of the risks of investing in the fund by showing changes in the fund's performance from year to year compared with a broad-based market index. Past performance (before and after taxes) does not indicate future results. The fund's custom blended benchmark comprises 50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/50% JPMorgan EMBI Global Diversified Index and shows how the fund's performance compares against the returns of similar investments. All figures assume dividend reinvestment. Performance information is updated daily, monthly, and quarterly and may be obtained at our website, jhinvestments.com, or by calling 800-225-5291, Monday to Thursday, 8:00 A.M.—7:00 P.M., and Friday, 8:00 A.M.—6:00 P.M., Eastern time (Class A shares), or 888-972-8696 between 8:30 A.M. and 5:00 P.M., Eastern time, on most business days (Class I and Class R6 shares).

A note on performance

Class A and Class R6 shares commenced operations on November 2, 2009 and August 30, 2017, respectively. Returns prior to a class's commencement date are those of Class A shares, except they do not include sales charges and would be lower if they did.1 Returns for Class R6 shares would have been substantially similar to returns of Class A shares because each share class is invested in the same portfolio of securities and returns would differ only to the extent that expenses of the classes are different.

Prior to March 28, 2013, the fund was not open to investment by the general public. Performance prior to this date does not reflect additional expenses associated with publicly offering the fund's shares.

Please note that after-tax returns (shown for Class A shares only) reflect the highest individual federal marginal income-tax rate in effect as of the date provided and do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k), or other tax-advantaged investment plan. After-tax returns for other share classes would vary. The returns for Class A shares have been adjusted to reflect the reduction in the maximum sales charge from 4.50% to 4.00%, effective February 3, 2014.

Calendar year total returns (%)—Class A (sales charges are not reflected in the bar chart and returns would have been lower if they were)

Year-to-date total return. The fund's total return for the nine months ended September 30, 2017, was 7.96%.
Best quarter:   Q3 '10, 7.38%
Worst quarter:   Q3 '11, –5.92%

John Hancock Global Income Fund

Average annual total returns (%)—as of 12/31/16	1 year	5 year	Since inception (11/02/09)
Class A (before tax)	7.93	3.56	4.96
after tax on distributions	5.41	1.15	2.40
after tax on distributions, with sale	4.43	1.70	2.79
Class I	12.78	4.71	5.87
Class R6	12.41	4.41	5.56
Bank of America Merrill Lynch Global High Yield and Emerging Markets Plus Index (gross of foreign withholding taxes on dividends) (reflects no deduction for fees, expenses, or taxes) (U.S. dollar-denominated)	11.49	6.32	7.05
50% Bank of America Merrill Lynch U.S. High Yield Master II Constrained Index/ 50% JPMorgan EMBI Global Diversified Index (reflects no deduction for fees, expenses, or taxes)	13.81	6.66	7.76

1

Previously, returns for Class R6 shares prior to when the class commenced operations were those of Class A shares that were recalculated to apply the gross fees and expenses of Class R6 shares.

Investment management

Investment advisor John Hancock Advisers, LLC
Subadvisor Stone Harbor Investment Partners LP

Portfolio management

Pablo Cisilino Portfolio Manager Managed the fund since 2009	James E. Craige, CFA Portfolio Manager Managed the fund since 2009	Catherine M. Nolan Portfolio Manager Managed the fund since 2009
Marianne Rossi, CFA Portfolio Manager Managed the fund since 2010	Peter J. Wilby, CFA Chief Investment Officer and Portfolio Manager Managed the fund since 2009

Purchase and sale of fund shares

The minimum initial investment requirement for Class A shares is $1,000 ($250 for group investments), except that there is no minimum for certain group retirement plans, certain fee-based or wrap accounts, or certain other eligible investment product platforms. The minimum initial investment requirement for Class I shares is $250,000, except that the fund may waive the minimum for any category of investors at the fund's sole discretion. The minimum initial investment requirement for Class R6 shares is $1 million, except that there is no minimum for: qualified and nonqualified plan investors that do not require the fund or its affiliates to pay any type of administrative payment; certain eligible qualifying investment product platforms; Trustees; employees of the advisor or its affiliates; or members of the fund's portfolio management team. There are no subsequent minimum investment requirements for any of these share classes.

Shares may be redeemed on any business day by mail: John Hancock Signature Services, Inc., P.O. Box 55913, Boston, Massachusetts 02205-5913; or for most account types through our website: jhinvestments.com; or by telephone: 800-225-5291 (Class A shares); 888-972-8696 (Class I and Class R6 shares).

Taxes

The fund's distributions are taxable, and will be taxed as ordinary income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Withdrawals from such tax-deferred arrangements may be subject to tax at a later date.

Payments to broker-dealers and other financial intermediaries

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank, registered investment advisor, financial planner, or retirement plan administrator), the fund and its related companies may pay the broker-dealer or other intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. These payments are not applicable to Class R6 shares. Ask your salesperson or visit your financial intermediary's website for more information.

© 2017 JOHN HANCOCK FUNDS, LLC 3520SP 12/1/17 SEC file number: 811-21779